Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended			12 Months Ended											1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended						12 Months Ended						12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013 Subsequent Event	May 31, 2012 Revolving Credit Facility	May 04, 2012 Revolving Credit Facility	Dec. 31, 2012 Loan from Verso Paper Holdings LLC	Dec. 31, 2011 Loan from Verso Paper Holdings LLC	Dec. 31, 2010 Loan from Verso Paper Holdings LLC	Dec. 31, 2012 Loan from Verso Paper Holdings LLC Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2011 Loan from Verso Paper Holdings LLC Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2010 Loan from Verso Paper Holdings LLC Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2012 Asset Based Loan Facility Revolving Credit Facility	May 04, 2012 Asset Based Loan Facility Revolving Credit Facility	Dec. 31, 2012 Asset Based Loan Facility Letter of Credit	Dec. 31, 2012 Cash Flow Facility Revolving Credit Facility	May 04, 2012 Cash Flow Facility Revolving Credit Facility	Apr. 30, 2012 11.5% Senior Secured Notes	Mar. 31, 2012 11.5% Senior Secured Notes	Dec. 31, 2012 11.5% Senior Secured Notes	Dec. 31, 2011 11.5% Senior Secured Notes		Dec. 31, 2012 11.5% Senior Secured Notes From available Cash	Mar. 31, 2012 11.75% Senior Secured Notes		Dec. 31, 2012 11.75% Senior Secured Notes	Mar. 21, 2012 11.75% Senior Secured Notes	May 31, 2012 11.38% Senior Subordinated Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes	Dec. 31, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	May 31, 2012 11.38% Senior Subordinated Notes Exchange Offer One	May 31, 2012 11.38% Senior Subordinated Notes Exchange Offer Two	Mar. 31, 2012 11.38% Senior Subordinated Notes Exchange Offer Two	Dec. 31, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes	May 31, 2012 Second Priority Senior Secured Floating Rate Notes	Aug. 31, 2006 Second Priority Senior Secured Floating Rate Notes	May 31, 2012 Second Priority Senior Secured Floating Rate Notes Exchange Offer One	May 31, 2012 Second Priority Senior Secured Floating Rate Notes Exchange Offer Two	Dec. 31, 2012 8.75% Second Priority Senior Secured Notes		Dec. 31, 2011 8.75% Second Priority Senior Secured Notes		Jan. 26, 2011 8.75% Second Priority Senior Secured Notes	Jan. 28, 2013 Senior Unsecured Term Loan Subsequent Event	Dec. 31, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes	Jan. 31, 2013 11.75% Secured Notes Subsequent Event	Jan. 28, 2013 11.75% Secured Notes Subsequent Event
Debt Instrument [Line Items]
Credit facility, borrowing capacity						$ 200,000,000								$ 150,000,000			$ 50,000,000
Debt issuance costs, deferred						9,300,000																					10,100,000										5,400,000
Credit facility, maturity date					May 04, 2017
Principal amount of second-lien notes, 11.38% senior subordinated notes, or senior unsecured term loan outstanding as of the 91 days prior to scheduled maturity						100,000,000
Credit Facility, outstanding													0		43,000,000
Credit Facility, remaining borrowing capacity													91,900,000			50,000,000
Principal amount of notes repurchased/repaid																		44,400,000	270,600,000																236,700,000
Notes, interest rate							6.50%	6.50%	6.50%	6.50%	6.50%	6.50%						11.50%	11.50%		11.50%	[1]		11.75%	[2]	11.75%			11.38%	11.38%	11.38%		11.38%								8.75%	[3]	8.75%				11.75%	11.75%		11.75%
Maturity date							Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040						Jul. 01, 2014	Jul. 01, 2014		Jul. 01, 2014	[1]		Jan. 15, 2019	[2]	Jan. 15, 2019			Aug. 01, 2016	Aug. 01, 2016	Aug. 01, 2016				Aug. 01, 2014	Aug. 01, 2014					Feb. 01, 2019	[3]	Feb. 01, 2019				Jan. 15, 2019		Jan. 15, 2019
Gain (loss) on early extinguishment of debt	(8,244,000)	(26,091,000)	255,000															(4,600,000)	(29,900,000)									26,300,000
Notes, principal amount												23,305,000									315,000			345,000,000		345,000			300,000,000									250,000,000			396,000		396,000		396,000,000			271,600,000
Debt instrument, maturity date description																										if as of 45 days prior to the maturity dates of our 11.375% Senior Subordinated Notes due 2016, more than $100,000,000 of such Senior Subordinated Notes remains outstanding, the notes will mature on that day.
Cash paid in exchange offer																				332,000,000			600,000									5,000,000
Notes retired in exchange offer																																166,900,000	157,500,000													85,800,000
Notes issued in exchange offer																																							166,900,000	104,700,000										72,900,000
Cash paid in exchange offer																																	17,300,000
Notes, outstanding amount	1,187,052,000	1,201,077,000																										142,500,000
Reference rate																																			LIBOR
Interest rate over the reference rate																																			3.75%
Interest Rate at End of Period																																		4.06%	4.06%	4.06%
Outstanding amount of the loan	$ 1,187,052,000	$ 1,201,077,000								$ 23,305,000	$ 23,305,000										$ 302,820,000	[1]				$ 341,493,000 [2]				$ 142,500,000	$ 300,000,000				$ 13,310,000	$ 180,216,000	$ 13,300,000				$ 394,871,000	[3]	$ 394,736,000	[3]			$ 271,573,000
Debt exchange rate				85.00%

[1]	Par value of $315,000 on December 31, 2011.
[2]	Par value of $345,000 on December 31, 2012.
[3]	Par value of $396,000 on December 31, 2012 and 2011.